UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04611

Exact name of registrant as specified in charter:	Aberdeen Asia-Pacific Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	10/31

Date of reporting period:	1/31/09

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 129.9%
AUSTRALIA - 61.7%
		ABN Amro Bank NV,
AUD	15,000	6.50%, 5/17/13(a)(b)	$8,268,018
		ALE Finance Company Property Ltd.,
AUD	1,300	7.54%, 5/20/15(a)	775,419
		AMP Bank, Ltd.,
AUD	5,000	4.895%, 4/07/09(a)(b)	3,149,681
		AMP Group Finance Services, Ltd.,
AUD	8,000	9.00%, 5/16/11	5,448,886
		ANZ Banking Corporation,
AUD	12,000	6.25%, 5/23/11(a)(b)	7,400,189
AUD	21,100	8.50%, 4/22/13	14,941,957
		Asian Development Bank,
AUD	10,500	7.125%, 3/19/13	7,344,829
		AXA SA,
AUD	8,000	4.8617%, 10/26/16(a)(b)	3,202,465
AUD	9,000	7.50%, 10/26/16(a)(b)	3,808,500
		Bank of America Corp.,
AUD	7,000	6.50%, 9/15/09	4,466,254
		Brisbane Airport Corp.,
AUD	8,000	7.30%, 6/30/10	5,189,013
		Caisse d’Amortissement de la Dette Sociale,
AUD	16,500	7.50%, 2/28/13	11,640,415
		CFS Gandel Retail Trust,
AUD	5,000	3.6983%, 7/31/09(a)(b)	3,125,123
AUD	4,000	6.25%, 12/22/14	2,145,781
		Cie de Financement Foncier,
AUD	15,000	6.25%, 1/30/17	9,876,414
		Commonwealth of Australia,
AUD	11,150	6.00%, 2/15/17	8,105,909
		Commonwealth Bank of Australia,
AUD	5,000	5.75%, 12/17/13	3,313,011
AUD	5,200	6.25%, 9/01/09	3,356,087
AUD	21,000	8.50%, 6/24/11	14,500,996
		Crusade Global Trust,
AUD	5,688	4.0283%, 1/16/35(a)	3,538,743
		Deutsche Bank AG,
AUD	2,400	7.50%, 10/19/12	1,612,665
		ELM BV for Swiss Reinsurance Co.
AUD	3,600	7.635%, 5/25/17(a)(b)	1,411,718
		Energy Partnership Gas Property Ltd.,
AUD	3,000	6.50%, 7/29/09	1,920,775
		Eurofima,
AUD	15,000	6.00%, 8/15/10	9,886,146
		FGL Finance Australia, Ltd.,
AUD	5,500	6.25%, 3/17/10	3,538,744
		Gasnet Australia Operations Property Ltd.,
AUD	5,000	7.00%, 3/20/09	3,180,279
		General Electric Capital Australia Funding Pty,
AUD	6,500	5.75%, 2/11/10	4,044,525
AUD	9,700	6.00%, 8/17/12	5,528,848
AUD	10,500	6.00%, 5/15/13	5,795,839
		General Property Trust Management,
AUD	3,500	6.50%, 8/22/13	1,813,477
		Goldman Sachs Group, Inc.,
AUD	12,500	6.35%, 4/12/16	6,337,137
		HBOS PLC,
AUD	4,000	6.75%, 5/01/12(a)(b)	2,169,761
		Heritage Building Society, Ltd.,
AUD	5,000	5.13%, 12/05/11(a)(b)	2,659,597
		HSBC Finance Corp.,
AUD	4,000	4.5267%, 9/22/11(a)	2,142,332
AUD	10,000	6.50%, 9/22/11	5,664,261
		Hypo Real Estate Bank Intl.,
AUD	5,000	4.7167%, 2/22/11(a)	2,542,562
AUD	24,500	6.25%, 8/16/11	16,266,212
		ING Bank Australia, Ltd.,
AUD	10,000	7.00%, 4/24/12	6,532,205
		International Finance Corp.,
AUD	19,000	7.50%, 2/28/13	13,551,774
		JPMorgan Chase & Co.,
AUD	6,300	7.00%, 6/21/12	4,033,011
		Kreditanstalt fuer Wiederaufbau,
AUD	30,000	7.50%, 8/26/11	20,676,060
		Landwirtschaftliche Rentenbank,
AUD	9,100	6.00%, 5/30/13	6,314,572
		Macquarie Bank, Ltd.,
AUD	5,000	5.065%, 5/31/12(a)(b)	2,150,069
AUD	1,500	6.50%, 9/15/09(a)(b)	881,063
AUD	7,000	6.50%, 5/31/12(a)(b)	3,134,466
		Merrill Lynch & Co., Inc.,
AUD	10,000	6.085%, 10/06/10	6,266,195
AUD	6,000	6.75%, 3/12/14	3,599,291
		Mirvac Group Funding, Ltd.,
AUD	5,000	5.06%, 9/15/10(a)	3,010,942
		Monumental Global Funding, Ltd.,
AUD	11,500	6.50%, 11/08/11	7,104,336

Aberdeen Asia-Pacific Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
AUSTRALIA (continued)
		Morgan Stanley,
AUD	5,000	4.8783%, 3/01/13(a)(b)	$2,456,323
		Muliplex MPT CMBS Issuer Ltd.,
AUD	1,500	4.94%, 11/21/11(a)	901,672
		National Australia Bank,
AUD	14,000	5.75%, 12/19/13	9,269,048
AUD	20,000	8.25%, 5/20/13	14,031,300
		National Capital Trust III,
AUD	3,500	5.10%, 9/30/16(a)(b)	1,333,305
		National RMBS Trust,
AUD	10,223	4.4367%, 03/20/34 (a)	6,341,350
		National Wealth Management,
AUD	2,500	6.75%, 6/16/16(a)(b)	1,389,821
		Nederlands Waterschapsbank,
AUD	9,000	6.25%, 3/30/12	5,998,401
		New South Wales Treasury Corporation,
AUD	20,500	6.00%, 5/01/12	13,838,050
AUD	26,000	7.00%, 12/01/10	17,586,679
		Orica Ltd.,
AUD	5,000	9.2133%, 6/11/09	3,180,231
		Progress Trust,
AUD	8,909	4.0583%, 08/25/36 (a)	5,505,774
		Puma Finance Ltd.,
AUD	6,651	6.275%, 10/24/35	4,191,715
		QBE International Holdings PLC,
AUD	5,000	4.9833%, 8/03/10(a)(b)	3,068,858
		QIC Shopping Centre Fund Pty. Ltd.,
AUD	5,000	5.18%, 6/05/09(a)	3,159,076
		Queensland Treasury Corporation,
AUD	38,000	6.00%, 8/14/13	25,972,538
AUD	82,000	6.00%, 10/14/15	56,272,754
AUD	17,900	6.00%, 9/14/17	12,354,117
AUD	17,000	6.00%, 6/14/21	11,894,999
AUD	10,000	6.50%, 4/16/12	6,851,983
		Rabobank Capital Fund Trust,
AUD	5,000	4.82%, 12/31/14(a)(b)(c)	2,391,172
AUD	5,000	6.415%, 12/31/14(a)(b)(c)	2,227,791
		Rabobank Nederland,
AUD	13,000	6.00%, 3/18/10	8,458,694
		REDS Trust,
AUD	10,207	4.72%, 3/03/15 (a)	6,292,260
		Royal Bank of Scotland,
AUD	5,000	6.00%, 10/27/09(a)(b)	3,145,351
		RWH Finance Pty. Limited,
AUD	4,800	6.20%, 3/26/17	3,001,826
		Snowy Hydro Ltd.,
AUD	10,000	5.75%, 2/25/10(a)	6,378,121
		SLM Corp.,
AUD	6,000	6.50%, 5/18/09	3,696,092
		SNS Bank Nederland,
AUD	5,000	3.7867%, 11/08/11(a)(b)	2,713,460
		SPI Electricity & Gas,
AUD	15,000	6.50%, 11/03/11	9,778,550
		St. George Bank, Ltd,
AUD	23,500	10.00%, 5/09/13(a)(b)	15,690,204
		Stores Securitisation Property Ltd.,
AUD	1,000	7.6733%, 5/19/09(a)	631,703
		Suncorp Metway Insurance, Ltd.,
AUD	5,000	5.14%, 9/23/14(a)(b)	2,339,215
AUD	10,000	5.75%, 4/15/12	6,568,074
AUD	5,000	6.75%, 9/23/14(a)(b)	3,113,266
AUD	4,000	6.75%, 10/06/16(a)(b)	1,492,856
AUD	5,000	8.75%, 5/30/11	3,393,313
		Sydney Airport Finance,
AUD	3,500	6.25%, 11/21/11	2,245,141
		Telstra Corporation, Ltd.,
AUD	21,500	7.25%, 11/15/12	14,353,980
AUD	2,000	8.75%, 1/20/15	1,429,397
		Treasury Corp. of Victoria,
AUD	2,850	6.00%, 10/17/22	2,011,937
		Wells Fargo & Co.,
AUD	5,000	5.75%, 7/12/10	3,173,576
		Western Australia Treasury Corporation,
AUD	34,030	7.00%, 4/15/11	23,218,873
AUD	35,000	7.00%, 4/15/15	25,199,172
AUD	77,000	7.50%, 10/15/09	50,438,397
AUD	41,320	8.00%, 6/15/13	30,167,950
AUD	75,000	8.00%, 7/15/17	58,233,141
		Westpac Banking Corporation,
AUD	9,000	6.00%, 11/16/10(a)(b)	5,515,990
AUD	16,500	6.50%, 1/24/12(a)(b)	9,884,997
AUD	5,000	8.25%, 4/18/11	3,419,771
		Westpac Securitisation Trust,
AUD	9,007	4.5583%, 5/21/38 (a)	5,518,822
		Wot CMBS Property Ltd.,
AUD	2,000	7.6967%, 5/16/13	1,157,929

			800,245,567

CHINA - 2.9%
		CMHI Finance BVI Co. Ltd.,
USD	7,800	7.125%, 6/18/18	7,605,404
		Parkson Retail Group, Ltd,
USD	7,000	7.125%, 5/30/10(b)	6,586,395
USD	5,100	7.875%, 11/14/11	3,417,000
		People’s Republic of China,
USD	10,000	9.00%, 1/15/96	13,500,000
		Xinao Gas Holdings Limited,
USD	9,100	7.375%, 8/05/12	6,956,786

			38,065,585

Aberdeen Asia-Pacific Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
HONG KONG - 8.1%
		Bank of East Asia Ltd.,
USD	12,650	5.625%, 12/14/10(a)(b)	$10,539,879
		CITIC Ka Wah Bank,
USD	6,950	9.125%, 5/31/12(a)(b)	7,201,535
		Hong Kong Government,
HKD	75,000	3.63%, 12/19/11	10,362,317
HKD	112,000	3.97%, 9/19/11	15,573,333
HKD	100,000	4.20%, 9/17/12	14,256,350
HKD	99,000	4.53%, 6/18/12	14,170,179
		Hong Kong Land Finance Co.,
USD	2,700	5.50%, 4/28/14	2,563,412
		Hutchison Whampoa, Ltd.,
USD	8,700	6.50%, 2/13/13(c)	8,814,857
USD	14,100	7.45%, 11/24/33(c)	12,725,321
		Swire Pacific MTN Financing Ltd.,
USD	4,750	5.625%, 3/30/16	4,488,142
		Wing Hang Bank Limited,
USD	11,000	6.00%, 4/20/17(a)(b)	4,295,698

			104,991,023

INDIA - 1.5%
		ICICI Bank,
USD	7,000	6.375%, 4/30/17(a)(b)(c)	4,080,538
		NTPC, Ltd.,
USD	9,600	5.875%, 3/02/16	8,150,026
		Reliance Industries Limited,
USD	7,250	10.25%, 1/15/97(c)	7,334,173

			19,564,737

INDONESIA - 9.9%
		Bank Danamon Indonesia,
USD	13,500	7.65%, 3/30/09(a)(b)(c)	12,251,696
		Barclays Indonesia Government Bond Linked Note,
IDR	220,000,000	10.00%, 7/15/17(d)	17,543,937
		Indonesian Government,
IDR	108,000,000	9.50%, 6/15/15	8,642,363
IDR	105,500,000	10.00%, 7/15/17	8,382,318
IDR	10,000,000	11.00%, 12/15/12	876,508
		Indosat Finance,
USD	14,700	7.75%, 12/18/08(b)(c)	13,556,627
		Majapahit Holding BV,
USD	6,900	7.25%, 6/28/17(c)	4,149,791
USD	5,600	7.875%, 6/29/37	2,822,372
		MGTI Finance Company, Ltd.,
USD	6,000	8.375%, 9/15/10	5,718,522
		PT Bank Lippo TBK,
USD	8,050	7.375%, 11/22/11(a)(b)	5,867,846
		Republic of Indonesia,
USD	19,200	6.625%, 2/17/37(c)	11,719,968
USD	14,000	6.875%, 1/17/18(c)	10,591,756
USD	21,850	7.25%, 4/20/15(c)	18,763,644
USD	12,000	7.75%, 1/17/38(c)	8,241,024

			129,128,372

MALAYSIA - 6.7%
		Hong Leong Bank Berhad,
USD	4,700	5.25%, 8/03/10(a)(b)	3,805,947
		IOI Ventures,
USD	2,650	5.25%, 3/16/15	2,111,456
		Malaysia Government,
MYR	26,900	3.702%, 2/25/13	7,733,226
MYR	36,800	3.718%, 6/15/12	10,536,929
MYR	25,130	4.24%, 2/07/18	7,579,403
MYR	74,360	4.262%, 9/15/16	22,362,314
		Public Bank Berhad,
USD	8,350	5.00%, 6/20/12(a)(b)	6,734,434
USD	3,200	5.625%, 9/22/09(a)(b)	3,178,525
USD	3,000	6.84%, 8/22/16(a)(b)	2,322,507
		Southern Bank Berhad,
USD	5,000	6.125%, 6/30/09(a)(b)	4,916,700
		Tenaga Nasional Berhad,
USD	2,400	7.50%, 11/01/25(c)	2,093,258
USD	14,000	7.50%, 1/15/96(c)	11,522,280
USD	1,600	7.625%, 4/01/11(c)	1,660,613

			86,557,592

Aberdeen Asia-Pacific Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
NEW ZEALAND - 1.2%
		Bank of America Corp.,
NZD	2,000	7.53%, 3/08/12	$1,023,954
		European Investment Bank,
NZD	1,000	7.25%, 2/08/10	530,031
		General Electric Capital Corp.,
NZD	2,000	6.50%, 9/28/15	973,973
NZD	2,000	7.00%, 7/15/09	1,016,841
		HBOS Treasury Services PLC,
NZD	2,000	8.1450%, 2/03/09(a)	1,015,698
		Morgan Stanley,
NZD	2,000	6.86%, 9/06/12	885,513
		New Zealand Government,
NZD	4,500	6.00%, 4/15/15	2,528,208
NZD	4,000	7.00%, 7/15/09	2,064,767
		Province of Manitoba,
NZD	1,500	6.375%, 9/01/15	835,047
		Province of Ontario,
NZD	4,000	6.25%, 6/16/15	2,181,207
		Province of Quebec,
NZD	1,500	6.75%, 11/09/15	832,984
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	683,511
		Toyota Motor Credit Corp.,
NZD	2,000	6.75%, 9/21/09	1,026,854

			15,598,588

PHILIPPINES - 14.1%
		Bangko Sentral ng Pilipinas,
USD	4,000	8.60%, 6/15/27	3,640,000
		Land Bank of Philippines,
USD	7,500	7.25%, 10/19/11(a)(b)	6,475,297
		National Power Corporation,
USD	7,000	6.875%, 11/02/16(c)	6,015,289
USD	1,600	9.875%, 3/16/10	1,587,069
		Philippine Government,
PHP	160,000	8.50%, 2/17/19	3,381,590
PHP	530,000	9.125%, 9/04/16	12,376,522
PHP	95,000	13.00%, 4/25/12	2,346,107
		Philippine Long Distance Telephone Company,
USD	10,800	8.35%, 3/06/17	10,584,000
USD	7,850	11.375%, 5/15/12	8,478,000
		Republic of Philippines,
USD	18,400	7.75%, 1/14/31	17,848,000
USD	9,450	8.25%, 1/15/14	9,969,750
USD	10,000	8.375%, 2/15/11	10,575,000
USD	5,500	8.875%, 3/17/15	5,940,000
USD	1,500	9.00%, 2/15/13	1,627,500
USD	9,600	9.375%, 1/18/17	10,632,000
USD	4,000	9.50%, 2/02/30	4,490,000
USD	16,050	9.875%, 1/15/19	18,176,625
USD	26,879	10.625%, 3/16/25	32,590,788
		SM Investments Corp.,
USD	7,950	6.75%, 7/18/11(b)	7,429,831
		URC Philippines, Ltd.,
USD	9,000	8.25%, 1/20/10(b)	8,876,763

			183,040,131

SINGAPORE - 5.0%
		BW Group Ltd.,
USD	14,200	6.625%, 6/28/17(c)	8,205,413
		DBS Bank,
USD	1,300	5.00%, 11/15/14(a)(b)(c)	1,156,249
USD	9,300	5.125%, 5/16/12(a)(b)(c)	8,928,512
USD	1,500	7.125%, 5/15/11(c)	1,584,417
USD	7,500	7.657%, 3/15/11(a)(b)(c)	6,819,750
		Singapore Government,
SGD	10,500	2.625%, 4/01/10	7,120,351
SGD	16,200	2.875%, 7/01/15	11,480,849
SGD	9,550	4.00%, 9/01/18	7,377,742
		Stats Chippac, Ltd.,
USD	6,000	6.75%, 11/15/08(b)	4,627,500
USD	9,350	7.50%, 7/19/10	7,959,188

			65,259,971

SOUTH KOREA - 14.0%
		Export-Import Bank of Korea,
SGD	5,000	6.03%, 1/15/10	3,318,750
USD	6,000	8.125%, 1/21/14	6,051,300
		Hana Funding, Ltd.,
USD	4,300	8.748%, 12/17/12(a)(b)	2,730,500
		Hyundai Capital Services,
USD	3,800	5.625%, 1/24/12	3,094,139
		Industrial Bank of Korea,
USD	4,000	4.00%, 5/21909(a)(b)(c)	3,722,480
		Korea Development Bank,,
USD	6,000	8.00%, 1/23/14	5,967,000
		Korea Electric Power Corporation,
USD	10,000	7.00%, 2/01/27	7,915,460
		Korea Railroad Corp.,
USD	10,200	5.375%, 5/15/13(c)	9,219,576
		Korea South-East Power Co., Ltd.,
USD	3,900	4.75%, 6/26/13	3,634,917
USD	12,000	6.00%, 5/25/16(c)	10,296,648
		National Agricultural Cooperative Federation,
USD	2,800	6.125%, 6/15/11(a)(b)	1,903,798
		Pusan Bank,
USD	7,600	5.50%, 3/14/12(a)(b)	4,922,816
		SC First Bank Korea,
USD	3,950	7.267%, 3/03/14(a)(b)(c)	2,882,323
		SK Broadband Co., Ltd.,
USD	9,750	7.00%, 2/01/12(c)	8,332,175

Aberdeen Asia-Pacific Income Fund, Inc. 4

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - CONTINUED
SOUTH KOREA (continued)
		SK Energy Co., Ltd.,
USD	4,100	7.00%, 6/19/13	$3,316,449
		SK Telecom Co., Ltd.,
USD	7,700	4.25%, 4/1/11(c)	7,358,952
		Shinhan Bank,
USD	3,900	4.625%, 11/03/09(a)(b)(c)	3,923,018
USD	6,650	5.663%, 3/02/15(a)(b)	3,630,162
USD	1,000	6.819%, 9/20/16(a)(b)	535,648
		South Korea National Debt,
KRW	3,120,000	4.00%, 6/10/10	2,297,547
KRW	6,125,000	4.25%, 9/10/14	4,407,230
KRW	23,550,000	5.00%, 9/10/16	17,388,678
KRW	20,150,000	5.25%, 3/10/13	15,229,082
KRW	15,910,000	5.25%, 9/10/15	11,969,980
KRW	3,350,000	5.50%, 9/10/17	2,541,107
KRW	9,700,000	5.75%, 9/10/13	7,534,339
KRW	26,674,000	6.91%, 7/18/11	20,936,306
		Woori Bank,
USD	4,505	5.75%, 3/13/09(a)(b)(c)	4,485,412
USD	4,700	6.208%, 5/02/17(a)(b)(c)	2,062,158

			181,607,950

TAIWAN - 0.2%
		Cathay United Bank Co., Ltd.,
USD	3,000	5.50%, 10/05/15(a)(b)(c)	2,203,872

THAILAND - 4.6%
		Bangkok Bank Public Company,
USD	6,000	9.025%, 3/15/29(c)	5,026,578
		Kasikornbank Public Company Limited,
USD	4,700	8.25%, 8/21/16(c)	4,068,823
		Krung Thai Bank PCL,
USD	2,200	7.378%, 10/10/16(a)(b)	1,027,851
		Thailand Government,
THB	200,000	4.25%, 3/13/13	6,161,304
THB	804,400	5.125%, 3/13/18	25,929,080
THB	269,000	5.25%, 5/12/14	8,705,529
THB	270,000	5.40%, 7/27/16	8,878,533

			59,797,698

Total Long-Term Investments (cost $1,959,582,402)			1,686,061,086

SHORT-TERM INVESTMENTS - 4.5%
NEW ZEALAND - 0.1%
NZD	2,605	New Zealand Call Deposit,
		2.00%, perpetual	1,322,798

UNITED STATES - 4.4%
USD	56,350	Repurchase Agreement, State Street Bank and Trust Company, 0.08% dated 1/30/09, due 2/02/09 in the amount of $56,350,251 (collateralized by $44,595,000 U.S. Treasury Bond, 4.00% due 11/15/12; value $49,215,042 and $7,150,000 U.S. Treasury Bond, 4.50% due 11/15/15; value $8,269,690)	56,350,000
USD	525	State Street Bank & Trust Time Deposit,
		0.01%, dated 2/02/09	525,000

			56,875,000

Total Short-Term Investments (cost$58,611,807)			58,197,798

Total Investments - 134.4% (cost$2,018,194,209)			1,744,258,884
Liabilities in Excess of Other Assets - (34.4)%			(446,241,932)

Net Assets Applicable to Common Shareholders - 100.0%			$1,298,016,952

AUD - Australian dollar

HKD- Hong Kong dollar

IDR - Indonesian rupiah

KRW - South Korean won

MYR - Malaysian ringgit

NZD - New Zealand dollar

PHP - Philippine peso

SGD - Singapore dollar

THB - Thailand baht

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2009.

(b)	The date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate market value of these securities amounted to $228,416,154 or 17.60% of net assets applicable to common shareholders.

(d)	Security was fair valued on January 31, 2009.

Aberdeen Asia-Pacific Income Fund, Inc. 5

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Unrealized Depreciation
Deutsche Bank	June 25, 2011	130,000	4.1400%	3 month LIBOR	$(7,379,970)
Merrill Lynch	June 26, 2009	144,000	3.3700%	3 month LIBOR	(1,439,856)
UBS AG	October 31, 2010	116,000	3.9800%	3 month LIBOR	(6,003,464)

					$(14,823,290)

Futures Contracts	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase contracts:
Australian Treasury Bond 6% - 10 year	March 2009	276	$3,749
United States Treasury Note 6% - 2 year	March 2009	26	35,979
United States Treasury Bond 6% - 5 year	March 2009	80	104,714
Sale contracts:
Australian Treasury Bond 6% - 3 year	March 2009	550	(604,700)
United States Treasury Bond 6% -10 year	March 2009	16	24,250
United States Treasury Bond 6% - 30 year	March 2009	62	13,564

			$(422,444)

Foreign Forward Currency Exchange Contracts Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2009	Sale Value as of January 31, 2009	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar/United States Dollar
settlement date 2/12/09	HKD12,405,440	USD1,600,000	$1,599,862	$1,600,000	$(138)
Philippine Peso/United States Dollar
settlement date 2/27/09	PHP32,127,960	USD680,000	676,641	680,000	(3,359)
Singapore Dollar/United States Dollar
settlement date 3/10/09	SGD30,773,638	USD20,555,000	20,377,598	20,555,000	(177,402)
South Korean Won/United States Dollar
settlement date 2/09/09	KRW13,525,960,000	USD9,380,000	9,806,039	9,380,000	426,039
United States Dollar/Australian Dollar
settlement date 3/03/09	USD53,149,200	AUD81,000,000	53,149,200	51,350,031	1,799,169
United States Dollar/Hong Kong Dollar
settlement date 2/12/09	USD23,650,000	HKD183,292,230	23,650,000	23,638,198	11,802
United States Dollar/Indonesian Rupiah
settlement date 2/17/09	USD3,810,000	IDR43,521,630,000	3,810,000	3,806,798	3,202
settlement date 2/27/09	USD4,450,000	IDR51,312,950,000	4,450,000	4,477,400	(27,400)
settlement date 3/12/09	USD2,940,000	IDR33,530,700,000	2,940,000	2,916,059	23,941
United States Dollar/Malaysian Ringgit
settlement date 2/20/09	USD545,000	MYR1,956,278	545,000	541,743	3,257
settlement date 4/29/09	USD6,880,000	MYR25,087,920	6,880,000	6,943,494	(63,494)
United States Dollar/South Korean Won
settlement date 2/04/09	USD3,280,000	KRW4,737,632,000	3,280,000	3,434,507	(154,507)
settlement date 2/09/09	USD8,440,000	KRW10,654,656,000	8,440,000	7,724,404	715,596
settlement date 2/27/09	USD11,800,000	KRW16,322,940,000	11,800,000	11,833,791	(33,791)
settlement date 3/12/09	USD4,410,000	KRW5,867,505,000	4,410,000	4,254,328	155,672
settlement date 4/29/09	USD1,650,000	KRW2,294,325,000	1,650,000	1,665,398	(15,398)
United States Dollar/Thai Baht
settlement date 2/20/09	USD9,300,000	THB325,035,000	9,300,000	9,268,436	31,564
settlement date 3/09/09	USD6,190,000	THB224,078,000	6,190,000	6,377,387	(187,387)
settlement date 4/27/09	USD3,820,000	THB134,655,000	3,820,000	3,819,621	379

		Net USD Total	$176,774,340	$174,266,595	$2,507,745

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of January 31, 2009 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$2,028,028,724	$25,820,929	$309,590,769	$283,769,840

Aberdeen Asia-Pacific Income Fund, Inc. 6

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Quality of Investments

As of January 31, 2009, 69.9% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2009.

% of total Investments
AAA/Aaa	35.4
AA/Aa	10.5
A	24.0
BBB/Baa	9.8
BB/Ba*	18.9
B*	1.4

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. These Procedures were revised and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current market value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price or, if unavailable, as obtained from a pricing source.

Short-term debt securities which mature in more than 60 days are valued at current market quotations. Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value or using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on a consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

In 2009, the Registrant commenced complying with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosure requirements for fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Registrant would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three broad levels of the heirarchy are listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Registrant’s investments as of January 31, 2009.

		Other Financial Instruments*
Valuation Inputs	Investments in Securities	Assets	Liabilities
Level 1	$—	$182,256	$(604,700)
Level 2	1,744,258,884	3,170,621	(15,486,166)
Level 3	—	—	—

Total	$1,744,258,884	$3,352,877	$(16,090,866)

*	Other financial instruments are futures contracts, forward foreign currency exchange contracts and interest rate swaps.

Interest Rate and Currency Swaps

The Registrant may engage in certain swap transactions in order to obtain a desired return at a lower cost than if the Registrant had invested directly in the asset that yielded the desired return or to hedge the leverage facility.

An interest rate swap is an agreement between two parties which involves the exchange of floating and fixed rate payments (an interest rate and currency swap involves the exchange of interest rate payments in another currency) for a specified period of time. Interest rate and currency swaps involve the accrual and exchange of payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts. The Registrant is subject to off balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Registrant to the risk of loss in excess of the notional value of the futures contracts. Use of short futures subjects the Registrant to unlimited risk of loss.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Aberdeen Asia-Pacific Income Fund, Inc. 7

Portfolio of Investments (continued)

As of January 31, 2009 (unaudited)

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) include realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains/(losses) realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Accumulated net realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are recorded on a daily basis.

Derivative Financial Instruments

The Registrant is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk.

Aberdeen Asia-Pacific Income Fund, Inc. 8

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Asia-Pacific Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2009

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Asia-Pacific Income Fund, Inc.

Date: March 30, 2009